Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 153,151,000	$ 126,351,000	$ 107,835,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	14,423,000	22,968,000	27,959,000
Specific reserve, other real estate owned	779,000	1,204,000	1,776,000
Depreciation of bank premises and equipment	24,013,000	26,017,000	26,756,000
Gain on sale of bank premises and equipment	(3,658,000)	(2,089,000)	(538,000)
(Gain) loss on sale of other real estate owned	(933,000)	(460,000)	488,000
Accretion of investment securities discounts	(2,608,000)	(4,025,000)	(3,195,000)
Amortization of investment securities premiums	26,729,000	44,245,000	30,501,000
Investment securities transactions, net	(1,283,000)	(9,601,000)	(38,446,000)
Impairment charges on available for sale securities	817,000	1,374,000	1,039,000
Amortization of identified intangible assets	2,389,000	4,633,000	4,651,000
Stock based compensation expense	1,058,000	414,000	474,000
Earnings from affiliates and other investments	(10,903,000)	(18,806,000)	(9,892,000)
Deferred tax (benefit) expense	(1,027,000)	(1,817,000)	7,923,000
(Increase) decrease in accrued interest receivable	(807,000)	380,000	968,000
(Increase) decrease in other assets	(1,621,000)	20,612,000	(5,392,000)
Increase (decrease) in other liabilities	(7,482,000)	(2,274,000)	7,106,000
Net cash provided by operating activities	193,037,000	209,126,000	160,013,000
Investing activities:
Proceeds from maturities of securities		1,200,000	1,125,000
Proceeds from sales and calls of available for sale securities	621,588,000	178,123,000	1,382,231,000
Purchases of available for sale securities	(971,358,000)	(1,384,254,000)	(3,081,034,000)
Principal collected on mortgage backed securities	787,361,000	1,223,532,000	1,294,197,000
Net (increase) decrease in loans	(502,129,000)	(444,919,000)	170,072,000
Purchases of other investments	(20,602,000)	(2,475,000)	(4,228,000)
Distributions from (contributions) to other investments	18,152,000	5,457,000	(7,410,000)
Purchases of bank premises and equipment	(50,360,000)	(50,016,000)	(62,030,000)
Proceeds from sales of bank premises and equipment	8,424,000	2,533,000	7,575,000
Proceeds from sales of other real estate owned	18,525,000	23,170,000	38,766,000
Purchase of identified intangible asset			(280,000)
Net cash used in investing activities	(90,399,000)	(447,649,000)	(261,016,000)
Financing activities:
Net increase in non-interest bearing demand deposits	263,743,000	200,760,000	538,732,000
Net increase in savings and interest bearing demand deposits	100,068,000	58,461,000	159,458,000
Net decrease in time deposits	(168,611,000)	(303,009,000)	(357,069,000)
Net decrease in securities sold under repurchase agreements	(99,031,000)	(172,298,000)	(218,950,000)
Other borrowed funds, net	(150,006,000)	474,923,000	254,866,000
Repayment of long-term debt	(15,310,000)
Purchase of treasury stock	(18,923,000)		(1,716,000)
Redemption of Series A preferred shares			(216,000,000)
Proceeds from stock transactions	555,000	265,000	51,000
Payments of cash dividends - common	(34,762,000)	(28,894,000)	(26,894,000)
Payments of cash dividends - preferred			(10,260,000)
Net cash (used in) provided by financing activities	(122,277,000)	230,208,000	122,218,000
(Decrease) increase in cash and cash equivalents	(19,639,000)	(8,315,000)	21,215,000
Cash and cash equivalents at beginning of year	274,785,000	283,100,000	261,885,000
Cash and cash equivalents at end of year	255,146,000	274,785,000	283,100,000
Supplemental cash flow information:
Interest paid	47,273,000	56,818,000	77,431,000
Income taxes paid	80,374,000	60,532,000	36,303,000
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	$ 2,363,000	$ 9,688,000	$ 54,441,000